Short Term Debt - Summary of Short-Term Debt (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Short term borrowings	$ 839,000	$ 143,000	$ 8,500
Short term debt, discounts	(284,216)	(60)	0
Short term debt	$ 554,784	142,940	8,500
Short-term Debt One [Member]
Short term borrowings		143,000
Short-term Debt Two [Member]
Short term borrowings
Short-term Debt Three [Member]
Short term borrowings			5,000
Short-term Debt Four [Member]
Short term borrowings			3,500
Short-term Debt Five [Member]
Short term borrowings
Short-term Debt [Member]
Short term borrowings